Financial instruments and related risk management (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Financial Instruments [Abstract]
Pre-tax exposure to foreign currency exchange risk

		Carrying value
	Currency	(Cdn)	Gain (loss)

Cash and cash equivalents	USD	$120,675	$6,034
Accounts receivable	USD	280,877	14,044
Net foreign currency derivatives	USD	(4,333)	(30,851)

Counterparty credit risk, as represented by the carrying amount of the financial assets

	2019	2018

Cash and cash equivalents	$1,062,431	$711,528
Short-term investments	-	391,025
Accounts receivable [note 6]	323,430	398,639
Advances receivable from JV Inkai [note 31]	-	124,533
Derivative assets [note 10]	10,504	3,881

Exposure to credit risk for trade receivables

Carrying
value

Investment grade credit rating	$244,315
Non-investment grade credit rating	77,323

Total gross carrying amount	$321,638
Loss allowance	-

Net	$321,638

Aged trade receivables

	Corporate	Other
	customers	customers	Total

Current (not past due)	$274,249	$5,306	279,555
1-30 days past due	39,690	1,221	40,911
More than 30 days past due	301	871	1,172

Total	$314,240	$7,398	321,638

Liquidity risk, company's available debt facilities
The table below outlines the Company’s available debt facilities at December 31, 2019:

		Outstanding and
	Total amount	committed	Amount available

Unsecured revolving credit facility	$1,000,000	$-	$1,000,000
Letter of credit facilities [note 13]	1,719,120	1,528,603	190,517

Maturity analysis of financial liabilities
The tables below present a maturity analysis of Cameco’s financial liabilities, including principal and interest, based on the expected cash flows from the reporting date to the contractual maturity date:

			Due in
	Carrying	Contractual	less than	Due in 1-3	Due in 3-5	Due after 5
	amount	cash flows	1 year	years	years	years

Accounts payable and accrued liabilities	$181,799	$181,799	$181,799	$-	$-	$-
Long-term debt	996,718	1,000,000	-	400,000	500,000	100,000
Foreign currency contracts	4,333	4,333	4,168	165	-	-
Lease obligation [note 14]	12,869	14,004	3,967	8,031	2,006	-

Total contractual repayments	$1,195,719	$1,200,136	$189,934	$408,196	$502,006	$100,000

			Due in
			less than	Due in 1-3	Due in 3-5	Due after 5
		Total	1 year	years	years	years

Total interest payments on long-term debt		$266,820	$41,040	$82,080	$52,080	$91,620

Carrying amounts and accounting classifications
At December 31, 2019

	FVTPL	Amortized cost	FVOCI - designated	Total

Financial assets
Cash and cash equivalents	$-	$1,062,431	$-	$1,062,431
Accounts receivable [note 6]	-	328,044	-	328,044
Derivative assets [note 10]
Foreign currency contracts	8,191	-	-	8,191
Interest rate contracts	2,313	-	-	2,313
Investments in equity securities [note 10]	-	-	24,408	24,408

	$10,504	$1,390,475	$24,408	$1,425,387

Financial liabilities
Accounts payable and accrued liabilities [note 12]	$-	$181,799	$-	$181,799
Lease obligation [note 14]	-	12,869	-	12,869
Derivative liabilities [note 14]
Foreign currency contracts	12,524	-	-	12,524
Long-term debt [note 13]	-	996,718	-	996,718

	12,524	1,191,386	-	1,203,910

Net	$(2,020)	$199,089	$24,408	$221,477

At December 31, 2018

	FVTPL	Amortized cost	FVOCI - designated	Total

Financial assets
Cash and cash equivalents	$-	$711,528	$-	$711,528
Short-term investments	-	391,025	-	391,025
Accounts receivable [note 6]	-	402,350	-	402,350
Derivative assets [note 10]
Foreign currency contracts	2,201	-	-	2,201
Interest rate contracts	1,680	-	-	1,680
Investments in equity securities [note 10]	-	-	28,916	28,916
Advances receivable from Inkai [note 31]	-	124,533	-	124,533

	$3,881	$1,629,436	$28,916	$1,662,233

Financial liabilities
Accounts payable and accrued liabilities [note 12]	$-	$224,754	$-	$224,754
Current portion of long-term debt [note 13]	-	499,599	-	499,599
Derivative liabilities [note 14]
Foreign currency contracts	54,866	-	-	54,866
Interest rate contracts	823	-	-	823
Uranium contracts	5,698	-	-	5,698
Long-term debt [note 13]	-	996,072	-	996,072

	61,387	1,720,425	-	1,781,812

Net	$(57,506)	$(90,989)	$28,916	$(119,579)

Fair value measurement, carrying amounts

As at December 31, 2019

		Fair value

	Carrying value	Level 1	Level 2	Total

Derivative assets [note 10]
Foreign currency contracts	$8,191	$-	$8,191	$8,191
Interest rate contracts	2,313	-	2,313	2,313
Investments in equity securities [note 10]	24,408	24,408	-	24,408
Derivative liabilities [note 14]
Foreign currency contracts	(12,524)	-	(12,524)	(12,524)
Long-term debt [note 13]	(996,718)	-	(1,111,923)	(1,111,923)

Net	$(974,330)	$24,408	$(1,113,943)	$(1,089,535)

As at December 31, 2018

		Fair value

	Carrying value	Level 1	Level 2	Total

Derivative assets [note 10]
Foreign currency contracts	$2,201	$-	$2,201	$2,201
Interest rate contracts	1,680	-	1,680	1,680
Investments in equity securities [note 10]	28,916	28,916	-	28,916
Current portion of long-term debt [note 13]	(499,599)	-	(511,210)	(511,210)
Derivative liabilities [note 14]
Foreign currency contracts	(54,866)	-	(54,866)	(54,866)
Interest rate contracts	(823)	-	(823)	(823)
Uranium contracts	(5,698)	-	(5,698)	(5,698)
Long-term debt [note 13]	(996,072)	-	(1,111,782)	(1,111,782)

Net	$(1,524,261)	$28,916	$(1,680,498)	$(1,651,582)

Fair value of derivative instruments and classification

	2019	2018

Non-hedge derivatives:
Foreign currency contracts	$(4,333)	$(52,665)
Interest rate contracts	2,313	857
Uranium contracts	-	(5,698)

Net	$(2,020)	$(57,506)

Classification:
Current portion of long-term receivables, investments and other [note 10]	$4,144	$1,028
Long-term receivables, investments and other [note 10]	6,360	2,853
Current portion of other liabilities [note 14]	(7,505)	(35,534)
Other liabilities [note 14]	(5,019)	(25,853)

Net	$(2,020)	$(57,506)

Summary of components of non-hedge derivative gains losses

The following table summarizes the different components of the gains (losses) on derivatives included in net earnings:

	2019	2018

Non-hedge derivatives:
Foreign currency contracts	$31,863	$(85,967)
Interest rate contracts	2,068	2,032
Uranium contracts	(1,662)	2,854

Net	$32,269	$(81,081)